Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Stockholders' Equity
Cash dividends per share	$ 0.855	$ 0.815
Shares purchased for treasury stock	57,500	50,000
Shares activity for deferred compensation plan	9,136	7,566
Restricted stock activity	139,290	30,000